Solar Energy Systems Held For Development And Sale	12 Months Ended
Dec. 31, 2010
Solar Energy Systems Held For Development And Sale
Solar Energy Systems Held For Development And Sale

11. SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE

Solar energy systems held for development and sale consist of the following:

	As of December 31,
	2010	2009
In millions

Under development	$68.8	$20.3

Systems held for sale	168.7	—

	$237.5	$20.3

See Note 2 for a discussion of solar energy systems held for development and sale.